Fair Value Measurements - Summary of Financial Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 518,000	$ 12,549,000	$ 11,113,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrant liability	$ 518,000	$ 12,549,000	$ 11,113,000